Taxes - Deferred tax assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Taxes [Line Items]
Opening balance	$ 2,541,484	$ 2,682,881	$ 2,608,311
Profit or loss	2,409,079	(842,447)	(723,576)
OCI	627,958	701,050	798,146
Increase in Invercolsa shareholding	(98,005)
Closing balance	5,480,516	2,541,484	2,682,881
Property, plant and equipment and Natural and environmental resources [Member]
Disclosure Of Taxes [Line Items]
Opening balance	(2,304,140)	(1,006,299)
Profit or loss	(736,296)	(1,297,841)
OCI	0	0
Closing balance	(3,040,436)	(2,304,140)	(1,006,299)
Provisions [Member]
Disclosure Of Taxes [Line Items]
Opening balance	1,994,762	1,840,988
Profit or loss	409,270	153,774
OCI	0	0
Closing balance	2,404,032	1,994,762	1,840,988
Employee benefits [Member]
Disclosure Of Taxes [Line Items]
Opening balance	1,161,860	1,373,561
Profit or loss	(57,343)	(178,160)
OCI	771,355	(33,541)
Closing balance	1,875,872	1,161,860	1,373,561
Loss carry forwards [Member]
Disclosure Of Taxes [Line Items]
Opening balance	1,002,062	611,766
Profit or loss	1,847,025	390,296
OCI	0	0
Closing balance	2,849,087	1,002,062	611,766
Accounts payable [Member]
Disclosure Of Taxes [Line Items]
Opening balance	1,193,098	208,618
Profit or loss	438,608	984,480
OCI	0	0
Closing balance	1,631,706	1,193,098	208,618
Accounts receivable [Member]
Disclosure Of Taxes [Line Items]
Opening balance	79,591	94,864
Profit or loss	59,819	(15,273)
OCI	0	0
Increase in Invercolsa shareholding	0
Closing balance	139,410	79,591	94,864
Goodwill [member]
Disclosure Of Taxes [Line Items]
Opening balance	(404,394)	(408,932)
Profit or loss	40,426	4,538
OCI	0	0
Increase in Invercolsa shareholding	0
Closing balance	(363,968)	(404,394)	(408,932)
Right-of-use assets
Disclosure Of Taxes [Line Items]
Opening balance	0	0
Profit or loss	(33,592)	0
OCI	0	0
Increase in Invercolsa shareholding	0
Closing balance	(33,592)	0	0
Others [Member]
Disclosure Of Taxes [Line Items]
Opening balance	(181,355)	(31,685)
Profit or loss	441,162	(884,261)
OCI	(143,397)	734,591
Increase in Invercolsa shareholding	(98,005)
Closing balance	$ 18,405	$ (181,355)	$ (31,685)